Consolidated Statements of Cash Flows (Parenthetical) - EUR (€)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation		€ 290,813,000	€ 243,049,000	€ 209,504,000
Amortization of Intangible Assets		63,514,000	51,174,000	43,881,000
Amortization of underwriting commissions related to bonds and credit facility		2,600,000	2,700,000	1,200,000
Disposal related to non-cash transfers to inventory		22,800,000	72,700,000	30,700,000
Net proceeds from issuance of notes	[1]	2,230,619,000	0	0
Non-Cash Transfers From Inventory [Member]
Additions related to non-cash transfers		€ 21,600,000	€ 91,000,000	€ 95,500,000

[1]	Net proceeds from issuance of shares includes an amount of EUR 536.6 million which is included in the consideration transfered for the acquisition of HMI. For further details see Note 2.